Leases (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure Text Block [Abstract]
Schedule of supplemental information
Operating cash flows used for operating lease	$332
Operating lease liability arising from obtaining ROU asset(1)	$570
Weighted average remaining lease term	1.1 years
Weighted average discount rate	15%

(1)      Amount includes $0.5 million related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $0.3 million related to the Company entering into a new non-cancelable operating lease agreement during the nine months ended March 31, 2023.

Schedule of future minimum lease payments
As of March 31, 2023
Remainder of 2023	$100
2024	404
2025	143
Gross lease payments	647
Less: imputed interest	(77)
Present value of net future minimum lease payments	$570

Schedule of future minimum lease payments - ASC 840
As of June 30, 2022
2023	$273
2024	218
2025	127
Total	$618